Document and Entity Information	Mar. 15, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 15, 2023
Entity File Number	001-38869
Entity Registrant Name	HOOKIPA PHARMA INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-5395687
Entity Address, Address Line One	350 Fifth Avenue, 72nd Floor
Entity Address, Adress Line Two	Suite 7240
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	+43
Local Phone Number	1 890 63 60
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001
Trading Symbol	HOOK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001760542
Amendment Flag	false